Schedule Of Disposal Groups Including Discontinued Operations Income Statement Balance Sheet And Additional Disclosures (Details) - USD ($)	12 Months Ended
	Apr. 30, 2022	Apr. 30, 2021
Balance Sheet [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Cash and cash equivalents	$ 6,427	$ 21,564
Prepaids	5,725	5,179
Equipment and right-of-use asset	18,242	45,439
Mineral property interest and deferred development costs (Note 3)	1,892,410	1,892,410
Deposits	29,208	29,208
Assets held-for-sale	1,952,012	1,993,800
Account payable and accrued liabilities (Note 4)	139,389	112,585
Lease liability (Note 5)	13,475	37,948
Liabilities held-for sale	152,864	150,533
Income Statement [Member]
OPERATING EXPENSES
Amortization	2,534	5,254
Management and consulting fees	99,000	99,000
Mineral property expenditures	615,950	605,220
General and miscellaneous	81,477	53,494
Professional fees	13,328	8,492
OTHER EXPENSE
Foreign exchange loss	(379)	(189)
Loss for the year from discontinued operations	$ (812,668)	$ (771,649)